Insurance service expenses and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Costs of employment
Wages and salaries	$ 1,119	$ 1,079	$ 1,018
Social security costs	37	37	41
Defined contribution schemes	54	46	40
Total costs of employment	$ 1,210	$ 1,162	$ 1,099
Average number of staff employed by the Group during the year	15,412	15,030	14,196
Asia and Africa
Costs of employment
Average number of staff employed by the Group during the year	14,851	14,479	13,685
Number of commission based sales staff | employee	702	621	744
Head office function
Costs of employment
Average number of staff employed by the Group during the year	561	551	511